UNEARNED REVENUES	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Revenue Recognition and Deferred Revenue [Abstract]
UNEARNED REVENUES
21.	UNEARNED REVENUES

Refers to the amounts received in advance for the assignment of the right to the commercial operation and use of infrastructure assets that are recognized in revenues over the effective period of the underlying agreements and prepaid mobile telephone services that are recognized in revenue when the customers use the services. The total amount on June 30, 2018 were R$ 266,661 (R$ 139,012 on December 31, 2017) for current liabilities and R$ 1,727,469 (R$ 1,633,816 on December 31, 2017) for non-current liabilities.

20.     UNEARNED REVENUES

Refers to the amounts received in advance for the assignment of the right to the commercial operation and use of infrastructure assets that are recognized in revenues over the effective period of the underlying agreements and prepaid mobile telephone services that are recognized in revenue when the customers use the services.